Expenses - Schedule of Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Expenses [Abstract]
Professional services	$ 357	$ 340	$ 379
Sales advertising public relations	115	67	52
Insurance	97	118	93
Regulatory fees and assessments	87	106	82
Bank operations	70	80	62
Litigation	7	(15)	50
Other	443	233	245
Total other expenses	$ 1,176	$ 929	$ 963